Property and Equipment, Net (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Components of property and equipment
Property and equipment, gross	$ 1,385,302	$ 953,863
Less accumulated depreciation	(1,023,075)	(768,997)
Property and equipment, net	362,227	184,866
Vehicles [Member]
Components of property and equipment
Property and equipment, gross	695,694	474,153
Computers and Office Equipment [Member]
Components of property and equipment
Property and equipment, gross	427,504	174,768
Equipment [Member]
Components of property and equipment
Property and equipment, gross	$ 262,104	$ 304,942